January 12, 2018

Horizons ETF Trust I

Horizons S&P 500 Covered Call ETF Ticker Symbol: HSPX

Principal Listing Exchange for the Fund: NYSE Arca, Inc.

the Fund is a Series of Horizons ETF Trust I

Supplement to the Fund’s Statement of Additional Information, dated December 14, 2017.

Mr. Wade Guenther no longer serves as a portfolio manager to the Fund effective as of January 8, 2018. All references to Mr. Guenther contained in the Statement of Additional Information are hereby deleted.

The Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 14, 2017, have been filed with the Securities and Exchange Commission, and are incorporated by reference into this Supplement. For free paper or electronic copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information and other information about the Fund, go to http://us.horizonsetfs.com/ETF/HSPX. You can also obtain this information at no cost by calling 1-844-723-8637 (9 a.m. to 6 p.m. Eastern Time) or sending an email request to usmarketing@horizonsetfs.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.